Shareholders' equity - Basic and Diluted Earnings Per Share Computation, Continued Operations (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Net (loss) earnings from continuing operations	$ (77,209)	$ 446,949
Dilutive impact related to the RSU plan	0	(1,022)
Dilutive impact related to the PSU plan	(5,580)	(4,291)
Diluted (loss) earnings - continuing operations for diluted (loss) earnings per share	$ (82,789)	$ 441,636
Basic weighted average common shares (in shares)	265,091	296,630
Dilutive impact of stock options (in shares)	0	633
Dilutive impact related to the RSU plan (in shares)	0	1,024
Dilutive effect of performance share units on number of ordinary shares	1,207	0
Diluted weighted average common shares (in shares)	266,298	298,287
(Loss) earnings per share - continuing operations:
Basic (in dollars per share)	$ (0.29)	$ 1.51
Diluted (in dollars per share)	$ (0.31)	$ 1.48